AmeriCredit Automobile Receivables Trust 2006-B-G

Class A-1 5.3484% Asset Backed Notes

Class A-2 5.37% Asset Backed Notes

Class A-3 5.21% Asset Backed Notes

Class A-4 5.21% Asset Backed Notes

Preliminary Servicer’s Certificate

This Servicer’s Certificate has been prepared pursuant to Section 4.9 of the Sale and Servicing Agreement among AmeriCredit Automobile Receivables Trust 2006-B-G, as Issuer, AmeriCredit Financial Services, Inc., as Servicer, AFS SenSub Corp., as Depositor, and Wells Fargo Bank, N.A., as Trustee, Trust Collateral Agent, Collateral Agent and Backup Servicer, dated as of September 18, 2006. Defined terms have the meanings assigned to them in the Sale and Servicing Agreement or in other Transaction Documents.

The undersigned hereby certifies that no Trigger Event has occurred on the related Determination Date.

Monthly Period Beginning:	11/01/2006
Monthly Period Ending:	11/30/2006
Prev. Distribution/Close Date:	11/06/2006
Distribution Date:	12/06/2006
Days of Interest for Period:	30
Days in Collection Period:	30
Months Seasoned:	3

Purchases	Units	Cut-off Date	Closing Date	Original Pool Balance
Initial Purchase	47,400	09/19/2006	09/26/2006	$825,000,446
Sub. Purchase #1	26,716	11/09/2006	11/16/2006	$472,297,088

Total	74,116			$1,297,297,534

I.	MONTHLY PERIOD RECEIVABLES PRINCIPAL BALANCE CALCULATION:
	{1}	Beginning of period Aggregate Principal Balance					{1}	$805,780,537

	{2}	Purchase of Subsequent Receivables					{2}	472,297,088

		Monthly Principal Amounts
		{3}	Collections on Receivables outstanding at end of period			{3}	25,904,330

		{4}	Collections on Receivables paid off during period			{4}	7,822,966

		{5}	Receivables becoming Liquidated Receivables during period			{5}	1,223,949

		{6}	Receivables becoming Purchased Receivables during period			{6}	0

		{7}	Other Receivables adjustments			{7}	7,479

		{8}	Less amounts allocable to Interest			{8}	(15,686,907)

		{9}	Total Monthly Principal Amounts				{9}	19,271,817

	{10}	End of period Aggregate Principal Balance					{10}	$1,258,805,808

	{11}	Pool Factor ( {10} / Original Pool Balance)					{11}	97.0329300%

II.	MONTHLY PERIOD NOTE BALANCE CALCULATION:
				Class A-1	Class A-2	Class A-3	Class A-4	TOTAL
	{12}	Original Note Balance	{12}	$166,000,000	$342,000,000	$352,000,000	$340,000,000	$1,200,000,000

	{13}	Beginning of period Note Balance	{13}	$137,347,498	$342,000,000	$352,000,000	$340,000,000	$1,171,347,498

	{14}	Noteholders’ Principal Distributable Amount	{14}	19,271,817	0	0	0	19,271,817
	{15}	Noteholders’ Accelerated Principal Amount	{15}	8,662,913	0	0	0	8,662,913
	{16}	Accelerated Payment Amount Shortfall	{16}	99,025	0	0	0	99,025
	{17}	Deficiency Claim Amount	{17}	0	0	0	0	0

	{18}	End of period Note Balance	{18}	$109,313,743	$342,000,000	$352,000,000	$340,000,000	$1,143,313,743

	{19}	Note Pool Factors ( {18} / {12} )	{19}	65.8516524%	100.0000000%	100.0000000%	100.0000000%	95.2761453%

III.	RECONCILIATION OF PRE-FUNDING ACCOUNT:
	{20}	Beginning of period Pre-Funding Account balance								{20}		436,874,588

	{21}	Purchase of Subsequent Receivables								{21}	(436,874,588)

	{22}	Investment Earnings								{22}	927,574

	{23}	Investment Earnings Transfer to Collections Account								{23}	(927,574)

	{24}	Payment of Mandatory Prepayment Amount								{24}	0

	{25}	Total Month Activity								{25}		(436,874,588)

	{26}	End of period Pre-Funding Account balance								{26}		$0

IV.	OVERCOLLATERALIZATION AMOUNT CALCULATION
	{27}	Current Distribution Date Before March 2008?									Yes
	{28}	If {27} is Yes, then Overcollateralization Amount 12.0%										12.00%

	{29}	If {27} is No, then refer to the following table
						OC Amount	3mo Avg Delinquency Ratio	Cumulative Net Loss Ratio	Default Ratio	3mo Avg Extension Ratio
						N/A
	{30}	Overcollateralization Amount per Table if applicable										NA

	{31}	Overcollateralization Amount										12.00%

V.	CALCULATION OF PRINCIPAL DISTRIBUTABLE AMOUNT
	{32}	Total Monthly Principal Amounts								{32}		$19,271,817

	{33}	Required Pro-forma Note Balance (the product of 100%-OC Level {31} and the Aggregate Principal Bal. {10})								{33}	1,107,749,111

	{34}	Pro-forma Note Balance ({13} - {9}) - Pre-Funding Account Balance {26}								{34}	1,152,075,681

	{35}	Step-down Amount (Max of 0 or ({33} - {34}))								{35}		0

	{36}	Principal Distributable Amount ({32} - {35})								{36}		$19,271,817

VI.	RECONCILIATION OF CAPITALIZED INTEREST ACCOUNT:
	{37}	Beginning of period Capitalized Interest Account balance								{37}		$5,423,404

	{38}	Monthly Capitalized Interest Amount								{38}	0

	{39}	Investment Earnings								{39}	23,829

	{40}	Investment Earnings Transfer to Collections Account								{40}	(23,829)

	{41}	Payment of Overfunded Capitalized Interest Amount								{41}	(5,423,404)

	{42}	Payment of Remaining Capitalized Interest Account								{42}	0

	{43}	Total Monthly Activity								{43}		(5,423,404)

	{44}	End of period Capitalized Interest Account balance								{44}		$0

VII.	RECONCILIATION OF COLLECTION ACCOUNT:
	Available Funds:
		{45}	Collections on Receivables during period (net of Liquidation Proceeds and Fees)							{45}	$33,725,406

		{46}	Liquidation Proceeds collected during period							{46}	686,266

		{47}	Purchase Amounts deposited in Collection							{47}	0

		{48}	Investment Earnings - Collection Account							{48}	75,696

		{49}	Investment Earnings - Transfer From Prefunding Account							{49}	927,574

		{50}	Investment Earnings - Transfer From Capitalized Interest Account							{50}	23,829

		{51}	Collection of Supplemental Servicing - Extension Fees							{51}	1,890

		{52}	Collection of Supplemental Servicing - Repo and Recovery Fees Advanced							{52}	59,723

		{53}	Collection of Supplemental Servicing - Late Fees							{53}	36,966

		{54}	Monthly Capitalized Interest Amount							{54}	0

		{55}	Mandatory Note Prepayment Amount							{55}	0

		{56}	Deficiency Claim Amount							{56}	0

		{57}	Total Available Funds							{57}		35,537,350

	Distributions:
		{58}	Base Servicing Fee - to Servicer							{58}	2,160,247

		{59}	Repo and Recovery Fees - reimbursed to Servicer							{59}	59,723

		{60}	Bank Service Charges - reimbursed to Servicer							{60}	2,417

		{61}	Late Fees - to Servicer							{61}	36,966

		{62}	Backup Servicing Fees							{62}	1,000

			Noteholders’ Interest Distributable Amount
			Class	Beginning Note Balance	Interest Carryover	Interest Rate	Days	Days Basis	Calculated Interest
		{63}	Class A -1	$137,347,498	0	5.34840%	30	Actual days/360	$612,158	{63}	612,158

		{64}	Class A -2	342,000,000	0	5.37000%	30	30/360	1,530,450	{64}	1,530,450

		{65}	Class A -3	352,000,000	0	5.21000%	30	30/360	1,528,267	{65}	1,528,267

		{66}	Class A -4	340,000,000	0	5.21000%	30	30/360	1,476,167	{66}	1,476,167

			Noteholders’ Principal Distributable Amount
			Class	Principal Distributable	Principal Carryover	Excess Principal Due		Mandatory Note Prepayment	Total Principal
		{67}	Class A -1	$19,271,817	0	0		0	$19,271,817	{67}	19,271,817

		{68}	Class A -2	0	0	0		0	0	{68}	0

		{69}	Class A -3	0	0	0		0	0	{69}	0

		{70}	Class A -4	0	0	0		0	0	{70}	0

		{71}	Security Insurer Premiums - to FGIC							{71}	195,225

		{72}	Total distributions							{72}		26,874,437

	{73}	Excess Available Funds								{73}		8,662,913

	{74}	Any Remaining Amounts owed to FGIC under the Insurance Agreement								{74}		0

	{75}	Deposit to Spread Account to Increase to Required Level								{75}		0

	{76}	Noteholders’ Accelerated Principal Amount								{76}		8,662,913

	{77}	Deposit to Spread Account								{77}		$0

VIlI.	CALCULATION OF ACCELERATED PRINCIPAL AMOUNT
	{78}	Excess Available Funds After Amount to Increase Spread to Required Level ({77})				{78}	$8,662,913

	{79}	Pro-forma Note Balance ({13} - {9}) - Pre-Funding Account Balance {26}				{79}	1,152,075,681

	{80}	Required Pro-forma Note Balance (the product of 100%-OC Amount {31} and the Aggregate Principal Balance {10})				{80}	1,107,749,111

	{81}	Excess of Pro Forma Balance over Required Balance ({79} - {80})				{81}	44,326,570

	{82}	Accelerated Principal Amount (lesser of {78} or {81})				{82}		$8,662,913

IX.	CALCULATION OF ACCELERATED PAYMENT AMOUNT SHORTFALL
	{83}	Pro-forma Note Balance ({13} - {9}) - Pre-Funding Account Balance {26}				{83}	$1,152,075,681

	{84}	Required Pro-forma Note Balance (the product of 100%-OC Amount {31} and the Aggregate Principal Balance {10})				{84}	1,107,749,111

	{85}	Excess of Pro Forma Balance over Required Balance ({83} - {84})				{85}	44,326,570

	{86}	Excess Available Funds After Amount to Increase Spread to Required Level				{86}	8,662,913

	{87}	Accelerated Payment Amount Shortfall ({85} - {86})				{87}		$35,663,657

X.	RECONCILIATION OF SPREAD ACCOUNT:
				Initial	Sub #1			Total
	{88}	Initial or Subsequent Spread Account Deposits		$16,500,009	$9,445,942			$25,945,951

	{89}	Beginning of period Spread Account balance				{89}		$16,500,009

		Additions to Spread Account
		{90}	Deposits from Collections Account ({77})			{90}	0

		{91}	Investment Earnings			{91}	99,025

		{92}	Deposits Related to Subsequent Receivables Purchases			{92}	9,445,942

		{93}	Total Additions			{93}		9,544,967

	{94}	Spread Account balance available for withdrawals				{94}		26,044,976

		Requisite Amount of Spread Account
		{95}	Original Pool Balance times 2.0%	25,945,951		{95}	25,945,951

		{96}	If Level I Trigger exists then greater of 6.0% of Outstanding Pool Balance and 4.0% of Original Pool Balance			{96}	0

		{97}	If Level II Trigger exists then 100% of Outstanding Pool Balance (as specified by FGIC)			{97}	0

		{98}	Requisite Amount of Spread Account (If no Level I nor Level II trigger exist, {95} )			{98}		25,945,951

		Withdrawals from Spread Account
		{99}	Spread Account Claim Amount			{99}	0

			Accelerated Payment Amount Shortfall =	35,663,657

		{100}	Noteholders’ Accelerated Principal Amount from the Spread Account			{100}	99,025

		{101}	Costs of Maintaining Security Interest not paid by Servicer			{101}	0

		{102}	To any replacement servicer any accrued and unpaid replacement servicer fees, transition costs or additional compensation			{102}	0

		{103}	Any Amounts owed to the Insurer not paid from Collection Account			{103}	0

		{104}	Backup servicer, any amounts payable by the Servicer not paid by the Servicer			{104}	0

		{105}	Remaining Funds - Holder(s) of the Certificates			{105}	0

			Total withdrawals					99,025

	{106}	End of period Spread Account balance				{106}		$25,945,951

XI.	CALCULATION OF OC LEVEL AND OC PERCENTAGE
		{107}	Aggregate Principal Balance			{107}	1,258,805,808

		{108}	End of period Note Balance less Pre-Funding Account Balance {26}			{108}	1,143,313,743

		{109}	Line {107} less line {108}			{109}	115,492,065

		{110}	OC level {109} / {107}			{110}	9.17%

		{111}	Ending Spread Balance as a percentage of Aggregate Principal Balance ({106} / {107})			{111}	2.06%

		{112}	OC Percentage ({110} + {111})			{112}		11.23%

By:	/s/ Connie Coffey
Name:	Connie Coffey
Title:	Senior Vice President, Treasury Reporting
Date:	December 4, 2006

AmeriCredit Automobile Receivables Trust 2006-B-G

Class A-1 5.3484% Asset Backed Notes

Class A-2 5.37% Asset Backed Notes

Class A-3 5.21% Asset Backed Notes

Class A-4 5.21% Asset Backed Notes

Servicer’s Certificate

This Servicer’s Certificate has been prepared pursuant to Section 4.9 of the Sale and Servicing Agreement among AmeriCredit Automobile Receivables Trust 2006-B-G, as Issuer, AmeriCredit Financial Services, Inc., as Servicer, AFS SenSub Corp., as Depositor, and Wells Fargo Bank, N.A., as Trustee, Trust Collateral Agent, Collateral Agent and Backup Servicer, dated as of September 18, 2006. Defined terms have the meanings assigned to them in the Sale and Servicing Agreement or in other Transaction Documents.

The undersigned hereby certifies that no Trigger Event has occurred on the related Determination Date.

Monthly Period Beginning:	11/01/2006
Monthly Period Ending:	11/30/2006
Prev. Distribution/Close Date:	11/06/2006
Distribution Date:	12/06/2006
Days of Interest for Period:	30
Days in Collection Period:	30
Months Seasoned:	3

I.	MONTHLY PERIOD NOTE BALANCE CALCULATION:
				Class A-1	Class A-2	Class A-3	Class A-4	TOTAL
	{1}	Original Note Balance	{1}	$166,000,000	$342,000,000	$352,000,000	$340,000,000	$1,200,000,000

	{2}	Preliminary End of period Note Balance	{2}	$109,313,743	$342,000,000	$352,000,000	$340,000,000	$1,143,313,743

	{3}	Deficiency Claim Amount	{3}	0	0	0	0	0
	{4}	End of period Note Balance	{4}	$109,313,743	$342,000,000	$352,000,000	$340,000,000	$1,143,313,743

	{5}	Note Pool Factors {4} / {1}	{5}	65.8516524%	100.0000000%	100.0000000%	100.0000000%	95.2761453%

II.	RECONCILIATION OF SPREAD ACCOUNT:

	{6}	Preliminary End of period Spread Account balance					{6}	$25,945,951

	{7}	Priority First - Deficiency Claim Amount from preliminary certificate					{7}	0

	{8}	End of period Spread Account balance					{8}	$25,945,951

III.	MONTHLY PERIOD AND CUMULATIVE NUMBER OF RECEIVABLES CALCULATION:
							Cumulative	Monthly
	{9}	Original Number of Receivables				{9}	47,400
	{10}	Beginning of period number of Receivables				{10}	0	46,814
	{11}	Number of Subsequent Receivables Purchased				{11}	26,716	26,716
	{12}	Number of Receivables becoming Liquidated Receivables during period				{12}	146	79
	{13}	Number of Receivables becoming Purchased Receivables during period				{13}	0	0
	{14}	Number of Receivables paid off during period				{14}	987	468

	{15}	End of period number of Receivables				{15}	72,983	72,983

IV.	STATISTICAL DATA: (CURRENT AND HISTORICAL)
						Original	Prev. Month	Current
	{16}	Weighted Average APR of the Receivables			{16}	16.92%	16.94%	17.04%
	{17}	Weighted Average Remaining Term of the Receivables			{17}	66.00	63.78	63.96
	{18}	Weighted Average Original Term of Receivables			{18}	66.00	66.00	66.00
	{19}	Average Receivable Balance			{19}	$17,405	$17,212	$17,248
	{20}	Aggregate Realized Losses			{20}	$0	$29,003	$566,686
	{21}	ABS Prepay Speed			{21}		0.6968	0.5329

V.	DELINQUENCY:

	Receivables with Scheduled Payment delinquent					Units	Dollars	Percentage
		{22} 31-60 days			{22}	2,170	$35,414,294	2.77%
		{23} 61-90 days			{23}	402	6,787,772	0.53%
		{24} over 90 days			{24}	29	514,593	0.04%

		{25} Receivables with Scheduled Payment delinquent more than 30 days at end of period			{25}	2,601	$42,716,659	3.34%

VI.	PERFORMANCE TESTS:

	Delinquency Ratio
	{26}	Receivables and Purchased Receivables with Scheduled Payment delinquent more than 60 days ({23} + {24})	{26}	$7,302,365

	{27}	Beginning of period Principal Balance	{27}	1,278,077,625

	{28}	Delinquency Ratio {26} divided by {27}	{28}		0.57%

	{29}	Previous Monthly Period Delinquency Ratio	{29}		0.20%

	{30}	Second previous Monthly Period Delinquency Ratio	{30}		0.01%

	{31}	Average Delinquency Ratio ({28} + {29} + {30}) / 3	{31}		0.26%

	{32}	Compliance (Delinquency Test Failure is a Delinquency Ratio equal to or greater than 4.25%.)	{32}		yes

	Cumulative Default Rate
	{33}	Defaulted Receivables in Current Period	{33}	$5,219,672

	{34}	Cumulative Defaulted Receivables from last month	{34}	2,630,918

	{35}	Cumulative Defaulted Receivables {33} + {34}	{35}	7,850,590

	{36}	Original Pool Balance	{36}	1,297,297,534

	{37}	Cumulative Default Rate {35} divided by {36}	{37}		0.60%

	{38}	Compliance (Default Test Failure is a Cumulative Default Rate equal to or greater than 3.50%.)	{38}		yes

	Cumulative Net Loss Rate
	{39}	Receivables becoming Liquidated Receivables during period	{39}	$1,223,949

	{40}	Purchased Receivables with Scheduled Payment delinquent more than 30 days at end of period	{40}	0

	{41}	Liquidation Proceeds collected during period	{41}	(686,266)

	{42}	Net Losses during period {39} + {40} + {41}	{42}	537,683

	{43}	Net Losses since Initial Cut-off Date (Beginning of Period)	{43}	29,003

	{44}	Cumulative Net Loss Rate before 50% of 90 Day Delinquencies ({42} + {43}) / {46}	{44}		0.04%

	{45}	50% of Receivables with Scheduled Payment delinquent more than 90 days at end of period	{45}	628,309

	{46}	Original Pool Balance	{46}	1,297,297,534

	{47}	Cumulative Net Loss Rate ({42} + {43} + {45}) / {46}	{47}		0.09%

	{48}	Compliance (Net Loss Test Failure is a Net Loss Rate equal to or greater than 2.00%.)	{48}		yes

	Extension Rate
	{49}	Principal Balance of Receivables extended during current period	{49}	$584,719

	{50}	Beginning of Period Aggregate Principal Balance	{50}	1,278,077,625

	{51}	Extension Rate {49} divided by {50}	{51}		0.05%

	{52}	Previous Monthly Extension Rate	{52}		0.01%

	{53}	Second previous Monthly Extension Rate	{53}		0.05%

	{54}	Average Extension Rate ({51} +{52} +{53}) / 3	{54}		0.03%

	{55}	Compliance (Extension Test Failure is an Extension Rate equal to or greater than 4.00%.)	{55}		yes

By:	/s/ Connie Coffey
Name:	Connie Coffey
Title:	Senior Vice President, Treasury Reporting
Date:	December 4, 2006